UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address: 535 Boylston Street
         Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George R. Ireland
Title:  Principal of GRI Holdings LLC, the Managing Member
Phone:  617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland      Boston, Massachusetts            May 1, 2009
-------------------------    -----------------------       ---------------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:   $67,742
                                        ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                            --------------    ---------  --------  --------------------  ----------  --------  ---------------------
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
--------------              --------------    ---------  --------  ---------  ---  ----  ----------  --------  -------- ------  ----
CLIFFS NATURAL RESOURCES INC  COM             18683K101    4,540     250,000  SH            SOLE                250,000
GAMMON GOLD INC               COM             36467T106    6,474   1,000,600  SH            SOLE              1,000,600
IAMGOLD CORP                  COM             450913108    9,429   1,102,838  SH            SOLE              1,102,838
MAG SILVER CORP               COM             55903Q104    6,705   1,496,478  SH            SOLE              1,496,478
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    2,814      76,308  SH            SOLE                 76,308
NATIONAL COAL CORP            COM NEW         632381208    6,447   4,740,912  SH            SOLE              4,740,912
PLATINUM GROUP METALS LTD     COM NEW         72765Q205   10,823   8,589,590  SH            SOLE              8,589,590
SPDR GOLD TRUST               GOLD SHS        78463V107   20,510     227,185  SH            SOLE                227,185







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